Consolidated Statements of Shareholder's Equity (USD $) In Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Pension adjustments [Member]	Foreign currency translation adjustment [Member]	Total shareholder's equity of the company [Member]	Noncontrolling Interest [Member]
Beginning, balance at Dec. 31, 2009	$ 437		$ 434	$ (81)	$ (4)	$ 42	$ 391	$ 46
Stock-based compensation	1		1				1
Capital contribution	3		3				3
Noncontrolling interest decrease due to acquisition of additional ownership	(24)		16				16	(40)
Net income (loss)	30			24			24	6
Loss on settlement pension obligations	3				3		3
Currency translation	(2)					(2)	(2)
Ending, balance at Dec. 31, 2010	448		454	(57)	(1)	40	436	12
Stock-based compensation	2		2				2
Capital contribution	2		2				2
Net income (loss)	(72)			(73)			(73)	1
Pension liability adjustment	(1)				(1)		(1)
Currency translation	(32)					(32)	(32)
Ending, balance at Dec. 31, 2011	347		458	(130)	(2)	8	334	13
Stock-based compensation	1		1				1
Noncontrolling interest decrease due to acquisition of additional ownership	(4)		(4)				(4)
Noncontrolling interest decrease due to distribution of BPI	(13)							(13)
Distribution of BPI	(63)			(63)			(63)
Net income (loss)	(102)			(103)			(103)	1
Pension liability adjustment
Currency translation	(15)					(15)	(15)
Ending, balance at Dec. 31, 2012	$ 151		$ 455	$ (296)	$ (2)	$ (7)	$ 150	$ 1